D3 Assets pledged as collateral	12 Months Ended
Dec. 31, 2020
Disclosure Assets Pledged As Collateral [Abstract]
D3 Assets pledged as collateral

D3	Assets pledged as collateral

Assets pledged as collateral
	2020	2019
Chattel mortgages 1)	6,332	5,340
Bank deposits	476	561
Total	6,808	5,901

1)	See also note G1 “Post-employment benefits.”